SHORT-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF SHORT TERM LOAN ARRANGEMENTS

The following table summarizes the Company’s outstanding short-term loan arrangements:

	December 31, 2024	December 31, 2023
Insurance funding loan	$258,552	$72,967
Short-term loans from related parties (See Note 16)	5,875,000	-
Other short-term loans	3,875,000	-
Total	$10,008,552	$72,967